Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2017
Entity Registrant Name	dei_EntityRegistrantName	STEWARD FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000092500
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2017
Prospectus Date	rr_ProspectusDate	Dec. 13, 2017
Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEEKX
Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEEBX
Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEEHX
Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEECX
Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRDFX
Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSMEX
Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSMOX
Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCECX
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNTKX
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNTDX
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNTFX
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNTCX
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEAKX
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEAAX
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEABX
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEACX
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGIDX
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGIFX
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGIGX
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGISX
Steward Covered Call Income Fund (Prospectus Summary) | Steward Covered Call Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCJAX
Steward Covered Call Income Fund (Prospectus Summary) | Steward Covered Call Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCJCX
Steward Covered Call Income Fund (Prospectus Summary) | Steward Covered Call Income Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCJKX
Steward Covered Call Income Fund (Prospectus Summary) | Steward Covered Call Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCJIX